Related-Party Transactions and Arrangements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Due to affiliates	$ 1,937	$ 1,069
Advisors
Related Party Transaction [Line Items]
Cumulative noncompounded annual return	8.00%
Real estate commission		382
Due to affiliates	1,900	1,100
Advisors | Maximum | Single tenant properties
Related Party Transaction [Line Items]
Operating expense reimbursement percent	2.00%
Advisors | Maximum | Multi-tenant properties
Related Party Transaction [Line Items]
Operating expense reimbursement percent of net income	25.00%
Acquisition and advisory fees and expenses | Advisors
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	159	2,322	2,239
Acquisition and advisory fees and expenses | Advisors | Maximum
Related Party Transaction [Line Items]
Acquisition and advisory fee	4.00%
Acquisition and advisory fees and expenses | Advisors | Maximum | Contract purchase price of each asset
Related Party Transaction [Line Items]
Acquisition and advisory fee	2.00%
Asset management fees and expenses | Advisors
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	9,192	8,903	8,485
Annualized asset management fees and expenses | Advisors
Related Party Transaction [Line Items]
Asset based related party fee percent	0.25%
Property management and leasing fees and expenses | Advisors
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	8,224	7,710	7,738
Property management and leasing fees and expenses | Cole realty advisors, inc. | Maximum | Gross revenue for single-tenant properties
Related Party Transaction [Line Items]
Property and asset management fees percent	2.00%
Property management and leasing fees and expenses | Cole realty advisors, inc. | Maximum | Gross revenue for multi-tenant properties
Related Party Transaction [Line Items]
Property and asset management fees percent	4.00%
Operating expenses | Advisors
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	1,438	1,496	1,494
Financing coordination fees | Advisors
Related Party Transaction [Line Items]
Finance coordination fee percent	1.00%
Related party transaction, expenses from transactions with related party	$ 1,403	$ 2,326	$ 2,020
Property sales commission | Advisors | Contract sale price of each property | Gross revenue for single-tenant properties
Related Party Transaction [Line Items]
Commissions performance and other fees percent	2.00%
Property portfolio | Advisors | Maximum
Related Party Transaction [Line Items]
Commissions performance and other fees percent	6.00%
Remaining net sale proceeds | Advisors
Related Party Transaction [Line Items]
Commissions performance and other fees percent	10.00%
Performance fee | Advisors
Related Party Transaction [Line Items]
Commissions performance and other fees percent	10.00%
Performance fee | Advisors | Listing commission
Related Party Transaction [Line Items]
Commissions performance and other fees percent	10.00%
Brokerage commission fee | Advisors | Maximum
Related Party Transaction [Line Items]
Commissions performance and other fees percent	50.00%